Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balances at Dec. 31, 2011	$ 74,559	$ 144,410	$ 4,291	$ (73,984)	$ (158)
Beginning Balances (in shares) at Dec. 31, 2011		44,975,109
Comprehensive income (loss)	(27,951)	0	0	(27,756)	(195)
Issuance of stock on exercise of employee stock options (in shares)		1,086,102
Issuance of stock on exercise of employee stock options	3,409	3,409	0	0	0
Stock based compensation expense for the year	1,559	0	1,559	0	0
Amount credited to share capital related to shares and options issued	(989)	0	(989)	0	0
Ending Balances at Dec. 31, 2012	50,587	147,819	4,861	(101,740)	(353)
Ending Balances (in shares) at Dec. 31, 2012		46,061,211
Comprehensive income (loss)	(41,182)	0	0	(42,000)	818
Issuance of stock on exercise of employee stock options (in shares)		219,755
Issuance of stock on exercise of employee stock options	694	694	0	0	0
Stock based compensation expense for the year	1,885	0	1,885	0	0
Amount credited to share capital related to shares and options issued (in shares)		5,750,000
Amount credited to share capital related to shares and options issued	18,237	18,446	(209)	0	0
Issuance of warrants to purchase common stock	4,800	0	4,800	0	0
Ending Balances at Dec. 31, 2013	$ 35,021	$ 166,959	$ 11,337	$ (143,740)	$ 465
Ending Balances (in shares) at Dec. 31, 2013		52,030,966